CRAWFORD DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

COMMON STOCKS — 99.01%	Shares	Fair Value

Communication Services — 2.99%
Omnicom Group, Inc.	22,410	$1,230,309

Consumer Discretionary — 6.37%
Genuine Parts Company	20,240	1,362,759
Home Depot, Inc. (The)	6,770	1,264,027
		2,626,786
Consumer Staples — 12.39%
Coca-Cola Company (The)	28,000	1,239,000
Colgate-Palmolive Company	11,500	763,140
Mondelez International, Inc., Class A	17,500	876,400
Philip Morris International, Inc.	11,470	836,851
Procter & Gamble Company (The)	7,500	825,000
Walmart, Inc.	5,000	568,100
		5,108,491
Energy — 5.24%
Chevron Corporation	11,310	819,523
Total S.A. - ADR	36,000	1,340,640
		2,160,163
Financials — 19.93%
American Express Company	13,900	1,189,979
BlackRock, Inc.	2,500	1,099,925
Chubb Ltd.	6,900	770,661
Huntington Bancshares, Inc.	35,000	287,350
M&T Bank Corporation	7,000	724,010
MetLife, Inc.	15,200	464,664
Northern Trust Corporation	12,320	929,667
People's United Financial, Inc.	50,500	558,025
S&P Global, Inc.	3,750	918,938
Willis Towers Watson plc	7,478	1,270,138
		8,213,357
Health Care — 16.12%
AbbVie, Inc.	10,500	799,995
AstraZeneca plc - ADR	28,000	1,250,480
Johnson & Johnson	13,140	1,723,048
Medtronic plc	14,000	1,262,520
Merck & Company, Inc.	17,670	1,359,530
Stryker Corporation	1,500	249,735
		6,645,308
Industrials — 14.92%
3M Company	4,000	546,040
Honeywell International, Inc.	9,350	1,250,936
Hubbell, Inc.	7,440	853,666
Johnson Controls International plc	38,500	1,037,960
United Parcel Service, Inc., Class B	15,630	1,460,155
United Technologies Corporation	8,000	754,640
W.W. Grainger, Inc.	1,000	248,500
		6,151,897
Information Technology — 20.08%
Accenture plc, Class A	8,100	1,322,406
International Business Machines Corporation	5,000	554,650
Microsoft Corporation	17,120	2,699,994
Paychex, Inc.	13,750	865,150

See accompanying notes which are an integral part of this schedule of investments.

SAP SE - ADR	5,500	$607,750
Texas Instruments, Inc.	17,150	1,713,800
Visa, Inc., Class A	3,200	515,584
		8,279,334
Utilities — 0.97%
American Electric Power Company, Inc.	5,000	399,900

Total Common Stocks (Cost $31,175,552)		40,815,545

MONEY MARKET FUNDS - 1.07%
Federated Treasury Obligations Fund, Institutional Shares, 0.31%(a)	439,486	439,486
Total Money Market Funds (Cost $439,486)		439,486

Total Investments — 100.08% (Cost $31,615,038)		41,255,031
Liabilities in Excess of Other Assets — (0.08)%		(33,035)
NET ASSETS — 100.00%		$41,221,996

(a)	Rate disclosed is the seven day effective yield as of March 31, 2020.

ADR	- American Depositary Receipt.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

At March 31, 2020, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Aggregate cost of securities for federal income tax purposes	$31,638,762

Gross unrealized appreciation	$11,295,924
Gross unrealized depreciation	(1,679,655)
Net unrealized appreciation (depreciation) on investments	$9,616,269

See accompanying notes which are an integral part of this schedule of investments.

CRAWFORD SMALL CAP DIVIDEND FUND
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

COMMON STOCKS — 98.30%	Shares	Fair Value

Consumer Discretionary — 10.10%
Brinker International, Inc.	78,700	$945,187
Carter's, Inc.	33,074	2,173,954
Choice Hotels International, Inc.	31,366	1,921,168
Columbia Sportswear Company	11,600	809,332
Core-Mark Holding Company, Inc.	89,344	2,552,558
Cracker Barrel Old Country Store, Inc.	14,905	1,240,394
Gildan Activewear, Inc.	130,500	1,665,180
Leggett & Platt, Inc.	47,843	1,276,451
Monro, Inc.	67,148	2,941,754
Wolverine World Wide, Inc.	160,100	2,433,520
		17,959,498
Consumer Staples — 6.32%
Casey's General Stores, Inc.	22,395	2,967,114
Flowers Foods, Inc.	154,961	3,179,800
MGP Ingredients, Inc.	59,699	1,605,306
PriceSmart, Inc.	66,294	3,483,749
		11,235,969
Energy — 1.67%
Cameco Corporation	253,831	1,939,269
Delek US Holdings, Inc.	65,115	1,026,212
		2,965,481
Financials — 19.62%
Ares Management Corporation, Class A	60,000	1,855,800
BancFirst Corporation	80,760	2,694,961
Bryn Mawr Bank Corporation	95,943	2,722,862
First Hawaiian, Inc.	132,900	2,196,837
First of Long Island Corporation (The)	104,866	1,819,425
Glacier Bancorp, Inc.	52,977	1,801,483
Hanover Insurance Group, Inc. (The)	38,600	3,496,388
Lazard Ltd., Class A	55,739	1,313,211
Mercury General Corporation	50,300	2,048,216
Old Republic International Corporation	233,218	3,556,575
South State Corporation	36,390	2,137,185
Sterling Bancorp	265,320	2,772,594
Trico Bancshares	119,077	3,550,876
Valley National Bancorp	399,456	2,920,023
		34,886,436
Health Care — 9.90%
Atrion Corporation	5,239	3,405,350
Computer Programs & Systems, Inc.	128,457	2,858,168
CONMED Corporation	2,000	114,540
Luminex Corporation	129,498	3,565,080
Psychemedics Corporation	267,759	1,619,942
Simulations Plus, Inc.	126,128	4,404,390
U.S. Physical Therapy, Inc.	23,713	1,636,197
		17,603,667
Industrials — 19.98%
ESCO Technologies, Inc.	44,434	3,372,985
Franklin Electric Company, Inc.	67,899	3,200,080
Healthcare Services Group, Inc.	125,901	3,010,293
Hexcel Corporation	39,920	1,484,625
Hubbell, Inc.	15,900	1,824,366
Kaman Corporation	45,000	1,731,150

See accompanying notes which are an integral part of this schedule of investments.

Landstar System, Inc.	21,518	$2,062,715
Moog, Inc., Class A	56,905	2,875,409
MSC Industrial Direct Company, Inc., Class A	51,557	2,834,088
Mueller Water Products, Inc., Series A	398,526	3,192,193
nVent Electric plc	158,500	2,673,895
Valmont Industries, Inc.	25,141	2,664,443
Watsco, Inc.	11,860	1,874,236
Woodward, Inc.	45,990	2,733,646
		35,534,124
Information Technology — 19.53%
American Software, Inc., Class A	312,097	4,434,898
Avnet, Inc.	115,304	2,894,130
Brooks Automation, Inc.	134,096	4,089,928
Cass Information Systems, Inc.	86,967	3,057,760
Hackett Group, Inc. (The)	319,904	4,069,179
Littelfuse, Inc.	21,635	2,886,542
LogMeIn, Inc.	21,742	1,810,674
MTS Systems Corporation	95,245	2,143,013
National Instruments Corporation	115,379	3,816,736
Pegasystems, Inc.	28,500	2,030,055
Power Integrations, Inc.	35,957	3,176,082
TESSCO Technologies, Inc.	65,573	320,652
		34,729,649
Materials — 2.20%
Compass Minerals International, Inc.	39,958	1,537,184
HB Fuller Company	85,123	2,377,486
		3,914,670
Real Estate — 6.74%
American Campus Communities, Inc.	46,833	1,299,616
CoreSite Realty Corporation	23,909	2,771,053
Four Corners Property Trust, Inc.	86,600	1,620,286
Independence Realty Trust, Inc.	176,263	1,575,791
Pebblebrook Hotel Trust	105,485	1,148,732
Physicians Realty Trust	127,092	1,771,662
Piedmont Office Realty Trust, Inc., Class A	102,075	1,802,645
		11,989,785
Utilities — 2.24%
Black Hills Corporation	62,352	3,992,399

Total Common Stocks (Cost $207,163,706)		174,811,678

MONEY MARKET FUNDS - 2.18%
Federated Treasury Obligations Fund, Institutional Shares, 0.31%(a)	3,884,989	3,884,989
Total Money Market Funds (Cost $3,884,989)		3,884,989

Total Investments — 100.48% (Cost $211,048,695)		178,696,667
Liabilities in Excess of Other Assets — (0.48)%		(855,715)
NET ASSETS — 100.00%		$177,840,952

(a)	Rate disclosed is the seven day effective yield as of March 31, 2020.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of this schedule of investments.

At March 31, 2020, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Aggregate cost of securities for federal income tax purposes	$211,497,684

Gross unrealized appreciation	$12,716,547
Gross unrealized depreciation	(45,517,564)
Net unrealized appreciation (depreciation) on investments	$(32,801,017)

See accompanying notes which are an integral part of this schedule of investments.

CRAWFORD MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

COMMON STOCKS — 49.54%	Shares / Principal Amount	Fair Value

Communication Services — 6.60%
AT&T, Inc.	65,470	$1,908,451
BCE, Inc.	47,780	1,952,290
Verizon Communications, Inc.	22,120	1,188,508
		5,049,249
Consumer Staples — 3.04%
Philip Morris International, Inc.	31,850	2,323,776

Energy — 10.24%
Kinder Morgan, Inc.	158,900	2,211,888
ONEOK, Inc.	40,540	884,177
Royal Dutch Shell plc, Class A - ADR	42,470	1,481,778
Valero Energy Corporation	19,470	883,159
Williams Companies, Inc. (The)	167,490	2,369,985
		7,830,987
Financials — 6.11%
AGNC Investment Corporation	118,260	1,251,191
New Residential Investment Corporation	111,480	558,515
People's United Financial, Inc.	98,720	1,090,856
Valley National Bancorp	242,430	1,772,163
		4,672,725
Health Care — 9.71%
AbbVie, Inc.	35,400	2,697,126
Cardinal Health, Inc.	40,700	1,951,158
GlaxoSmithKline plc - ADR	30,860	1,169,285
Pfizer, Inc.	49,200	1,605,888
		7,423,457
Information Technology — 2.05%
International Business Machines Corporation	14,160	1,570,769

Real Estate — 7.14%
American Campus Communities, Inc.	30,080	834,720
CoreSite Realty Corporation	8,400	973,560
Physicians Realty Trust	150,400	2,096,576
STAG Industrial, Inc.	69,010	1,554,105
		5,458,961
Utilities — 4.65%
Dominion Energy, Inc.	38,930	2,810,357
Duke Energy Corporation	9,240	747,331
		3,557,688
Total Common Stocks (Cost $49,117,357)		37,887,612

PREFERRED STOCKS — 33.33%

Energy — 0.96%
Energy Transfer Operating, LP, Series D, 7.63%	57,530	730,631

Financials — 15.62%
Allstate Corporation, Series G, 5.63%	64,550	1,624,723
Annaly Capital Management, Inc., Series F, 6.95%	70,700	1,254,925

See accompanying notes which are an integral part of this schedule of investments.

Bank of America Corporation, Series KK, 5.38%	51,050	$1,237,962
Charles Schwab Corporation (The), Series D, 5.95%	51,250	1,288,938
Invesco Mortgage Capital, Inc., Series A, 7.75%	14,700	134,358
Invesco Mortgage Capital, Inc., Series C, 7.50%	60,130	526,138
State Street Corporation, Series G, 5.35%	100,430	2,465,556
Two Harbors Investment Corporation, Series B, 7.63%	67,770	1,059,245
Wells Fargo & Company, Series L, 7.50%	1,850	2,356,937
		11,948,782
Real Estate — 8.44%
Digital Realty Trust, Inc., Series L, 5.20%	96,310	2,219,946
Hersha Hospitality Trust, Series D, 6.50%	66,910	416,180
Monmouth Real Estate Investment Corporation, Series C, 6.13%	79,840	1,783,626
Vornado Realty Trust, Series M, 5.25%	104,150	2,037,174
		6,456,926
Utilities — 8.32%
DTE Energy Company, Series B, 5.38%	87,650	2,092,205
Nisource, Inc., Series B, 6.50%	63,250	1,606,550
SCE Trust II, 5.10%	10,000	219,600
Sempra Energy, 5.75%	33,400	780,224
Spire, Inc., Series A, 5.90%	66,580	1,661,837
		6,360,416
Total Preferred Stocks (Cost $31,074,895)		25,496,755

CORPORATE BONDS — 12.84%
Financials — 3.31%
American Express Company, 5.12%, 5/15/2166 (3MO LIBOR + 342.80bps) (a)	$2,975,000	2,532,469

Information Technology — 0.26%
Analog Devices, Inc., 5.30%, 12/15/2045	150,000	198,946

Utilities — 9.27%
Southern Company (The), Series B, 5.50%, 3/15/2057 (3MO LIBOR + 363bps) (a)	2,975,000	2,840,826
PPL Capital Funding, Inc., Series A, 4.04%, 3/30/2067 (3MO LIBOR + 266.50bps) (a)	2,860,000	1,837,424
WEC Energy Group, Inc., 3.80%, 5/15/2067 (3MO LIBOR +211.25bps) (a)	2,990,000	2,413,012
		7,091,262
Total Corporate Bonds (Cost $11,624,077)		9,822,677

MONEY MARKET FUNDS - 4.36%
Federated Treasury Obligations Fund, Institutional Shares, 0.31%(b)	3,337,861	3,337,861
Total Money Market Funds (Cost $3,337,861)		3,337,861

Total Investments — 100.07% (Cost $95,154,190)		76,544,905
Liabilities in Excess of Other Assets — (0.07)%		(57,008)
NET ASSETS — 100.00%		$76,487,897

(a)	Variable rate security. The rate shown is the effective interest rate as of March 31, 2020. The benchmark on which the rate is calculated is shown parenthetically.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2020.

ADR	- American Depositary Receipt.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of this schedule of investments.

At March 31, 2020, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Aggregate cost of securities for federal income tax purposes	$95,182,482

Gross unrealized appreciation	$1,051,555
Gross unrealized depreciation	(19,689,132)
Net unrealized appreciation (depreciation) on investments	$(18,637,577)

See accompanying notes which are an integral part of this schedule of investments.

Crawford Funds

Related Notes to the Schedule of Investments

March 31, 2020

(Unaudited)

The Crawford Dividend Growth Fund (the “Dividend Growth Fund”), Crawford Small Cap Dividend Fund (the “ Small Cap Dividend Fund”), formerly Crawford Dividend Opportunity Fund, and Crawford Multi-Asset Income Fund (the “Multi-Asset Income Fund”) (each a “Fund” and, collectively the “Funds”) are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in REITs are reported to the Funds after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Funds understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official

Crawford Funds

Related Notes to the Schedule of Investments – (continued)

March 31, 2020

(Unaudited)

Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, a Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board of Trustees (the “Board”). Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Debt securities are valued by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If Crawford Investment Counsel, Inc. (the “Adviser) decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

In accordance with the Unified Series Trust valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Fund might reasonably expect to receive for them upon their current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2020:

Crawford Funds

Related Notes to the Schedule of Investments – (continued)

March 31, 2020

(Unaudited)

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Dividend Growth Fund
Common Stocks(a)	$40,815,545	$-	$-	$40,815,545
Money Market Funds	439,486	-	-	439,486
Total	$41,255,031	$-	$-	$41,255,031

Small Cap Dividend Fund
Common Stocks(a)	$174,811,678	$-	$-	$174,811,678
Money Market Funds	3,884,989	-	-	3,884,989
Total	$178,696,667	$-	$-	$178,696,667

Multi-Asset Income Fund
Common Stocks(a)	$37,887,612	$-	$-	$37,887,612
Preferred Stocks(a)	25,496,755	-	-	25,496,755
Corporate Bonds(a)	-	9,822,677	-	9,822,677
Money Market Funds	3,337,861	-	-	3,337,861
Total	$66,722,228	$9,822,677	$-	$76,544,905

(a)	Refer to Schedule of Investments for sector classifications.

The Funds did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.